Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Total	$ 17,728	$ 17,572
Less: accumulated depreciation	(9,219)	(8,612)
Property, plant and equipment, net $	8,509	8,960
Buildings and improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Total	6,421	6,208
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Total	5,751	5,810
Land use right [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Total	3,490	3,555
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Total	1,674	1,614
Automobiles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Total	$ 392	$ 385